RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2014
Related Party Transactions [Abstract]
Schedule Of Related Party Transactions Values [Table Text Block]
1. Sales to related parties:

	For the years ended september 30
	2014	2013	2012
	US$('000)	US$('000)	US$('000)

Xi'an Hu Country Yuxing Agriculture Technology Development Co., Ltd	$-	$191	$-
Shaanxi TechTeam Jinong Humic Acid Product Co., Ltd	$-	$1	$
Total	$-	$192	$-

Schedule Of Related Party Transactions Office Rental Income [Table Text Block]	2. Office Rental

	For the years ended September 30,
	2014	2013	2012
	US$(’000)	US$(’000)	US$(’000)
Total rental income	$47,820	$44,467	$26,001